Overlay Shares Foreign Equity ETF
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.5%
Exchange Traded Funds - 99.5%
iShares MSCI EAFE Min Vol Factor ETF (a)(b)	136,117	$9,235,538
iShares MSCI Emerging Markets Min Vol Factor ETF (b)	39,764	2,314,662
TOTAL EXCHANGE TRADED FUNDS (Cost $12,457,807)		11,550,200

MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 0.66% (c)	108,583	108,583
TOTAL MONEY MARKET FUNDS (Cost $108,583)		108,583

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
CBOE S&P 500 Index
Expiration: June 2022, Exercise Price: $3,725 (f)	3	1,020	$1,239,645
Expiration: June 2022, Exercise Price: $3,725 (f)	3	1,740	1,239,645
Expiration: June 2022, Exercise Price: $3,825 (f)	3	2,580	1,239,645
TOTAL PURCHASED OPTIONS (Cost $16,563)		5,340

Total Investments (Cost $12,582,953) - 100.5%		11,664,123
Liabilities in Excess of Other Assets - (0.5)%		(59,107)
TOTAL NET ASSETS - 100.0%		$11,605,016

Percentages are stated as a percent of net assets.
CBOE	Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $1,362,016.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Less than 0.05%.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Foreign Equity ETF
Schedule of Written Options
May 31, 2022 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.1)%
WRITTEN PUT OPTIONS - (0.1)%
CBOE S&P 500 Index
Expiration: June 2022, Exercise Price: $3,850	3	$2,745	$1,239,645
Expiration: June 2022, Exercise Price: $3,850	3	4,260	1,239,645
Expiration: June 2022, Exercise Price: $3,950	3	6,705	1,239,645
TOTAL WRITTEN OPTIONS (Premiums Received $34,155)		$13,710

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$11,550,200	$-	$-	$11,550,200
Money Market Funds	108,583	-	-	108,583
Purchased Put Options	5,340		-	5,340
Total Investments - Assets	$11,664,123	$-	$-	$11,664,123
Other Financial Instruments - Liabilities:
Written Put Options	$13,710	$-	$-	$13,710